RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	May 31, 2013
Related Party Transaction [Line Items]
Legal expense	$ 58	$ 47	$ 58
Legal fees due	$ 6	28
Board of Directors [Member]
Related Party Transaction [Line Items]
Annual Compensation		60
Annual Compensation one-time grant		$ 660
Directors and Officers [Member]
Related Party Transaction [Line Items]
Issuance of common stock	2,800	2,900
Issuance of stock, per share		$ 0.60
Annual Compensation forgave				$ 600
Related Party Two [Member]
Related Party Transaction [Line Items]
Selling and Management services	$ 52	$ 48	49
Related Party Four [Member]
Related Party Transaction [Line Items]
Legal expense	112	13
Related Party One [Member]
Related Party Transaction [Line Items]
Selling and Management services	227	223	161
Related Party Three [Member]
Related Party Transaction [Line Items]
Selling and Management services	$ 0	$ 15	$ 15
Maximum [Member] | Directors and Officers [Member]
Related Party Transaction [Line Items]
Issuance of stock, per share	$ 0.45
Minimum [Member] | Directors and Officers [Member]
Related Party Transaction [Line Items]
Issuance of stock, per share	$ 0.40
Letter of Credit [Member]
Related Party Transaction [Line Items]
Letter of credit					$ 1,000